Accounts Receivable - SRA - Allowance for Doubtful Accounts (Details) - SRA Companies, Inc. - Successor - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 957	$ 773	$ 532
Charged to costs and expenses	40	184	241
Ending balance	$ 997	$ 957	$ 773